INCOME TAXES (Principal Components of Deferred Income Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Write-down of inventory value	$ 77	$ 72
Allowance for doubtful accounts	26	22
Accrued expenses	143	150
Accrued bonus	120	90
Deferred revenue	108	124
Government subsidies	57	66
Impairment of long-lived assets	126	0
Tax loss carry-forward deferred tax assets	8,477	8,716
Valuation allowance	(9,076)	(9,124)	$ (9,376)	$ (6,719)
Total deferred income tax assets, net	58	116
Deferred income tax liabilities
Unrealized holding gain	(3)	0
Acquired intangible assets	(55)	(64)
Total deferred income tax liabilities	(58)	(64)
Net deferred income tax assets		52
Net deferred income tax liabilities	$ 0	$ 0